Portfolio of Investments
Touchstone Flexible Income Fund – June 30, 2021 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 31.7%
	Financials — 14.7%
$ 8,484,000	Ally Financial, Inc., Ser B, 4.700%(A)	$ 8,761,427
12,484,000	Ally Financial, Inc., Ser C, 4.700%(A)	12,643,795
3,378,000	Bank of New York Mellon Corp. (The), Ser G, 4.700%(A)	3,686,242
18,593,000	Charles Schwab Corp. (The), Ser G, 5.375%(A)	20,550,843
4,775,000	Citigroup, Inc., Ser V, 4.700%(A)	4,927,084
6,134,000	Citigroup, Inc., Ser W, 4.000%(A)	6,324,154
12,391,000	Citizens Financial Group, Inc., Ser F, 5.650%(A)	13,692,055
5,506,000	Fifth Third Bancorp, Ser L, 4.500%(A)	5,974,010
7,844,000	FS KKR Capital Corp., 2.625%, 1/15/27	7,773,630
4,423,000	Huntington Bancshares, Inc., Ser F, 5.625%(A)	5,136,209
740,000	JPMorgan Chase & Co., Ser KK, 3.650%(A)	741,036
13,936,000	Regions Financial Corp., Ser D, 5.750%(A)	15,573,480
11,043,000	Truist Financial Corp., Ser Q, 5.100%(A)	12,409,571
5,172,000	Wells Fargo & Co., Ser BB, 3.900%(A)	5,354,572
		123,548,108
	Energy — 7.5%
25,504,000	BP Capital Markets PLC (United Kingdom), 4.875%(A)	27,941,162
4,302,000	Energy Transfer LP, (3M LIBOR +3.018%), 3.193%, 11/1/66(B)	3,455,990
5,566,000	Energy Transfer LP, Ser G, 7.125%(A)	5,746,895
9,624,000	Energy Transfer LP, Ser H, 6.500%(A)	9,761,431
15,270,000	MPLX LP, Ser B, 144a, 6.875%(A)	15,554,022
		62,459,500
	Utilities — 5.2%
15,630,000	Edison International, Ser A, 5.375%(A)	15,744,099
25,813,000	Sempra Energy, 4.875%(A)	28,007,105
		43,751,204
	Consumer Discretionary — 4.3%
24,491,000	Macy's, Inc., 144a, 8.375%, 6/15/25	26,969,489
8,434,000	Marriott Ownership Resorts, Inc., 144a, 6.125%, 9/15/25	8,969,137
		35,938,626
	Total Corporate Bonds	$265,697,438
	Agency Collateralized Mortgage Obligations — 23.5%
27,747,223	FHLMC Multifamily Structured Pass Through Certificates, Ser K104, Class X1, 1.248%, 2/25/52(B)(C)(D)	2,334,549
47,432,043	FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Class X1, 1.699%, 4/25/30(B)(C)(D)	5,671,293
34,551,183	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X1, 1.815%, 4/25/30(B)(C)(D)	4,415,686
7,005,157	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X3, 3.521%, 6/25/48(B)(C)(D)	1,773,885
28,800,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class XAM, 1.985%, 4/25/30(B)(C)(D)	4,337,804
34,764,469	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X1, 1.681%, 5/25/30(B)(C)(D)	4,231,987
15,310,315	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X3, 3.286%, 4/25/48(B)(C)(D)	3,683,074
35,663,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class XAM, 1.906%, 5/25/30(B)(C)(D)	5,203,485
66,947,337	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X1, 1.536%, 5/25/30(B)(C)(D)	7,489,619
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 23.5% (Continued)
$15,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X3, 3.105%, 7/25/48(B)(C)(D)	$ 3,478,531
10,630,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class XAM, 1.766%, 5/25/30(B)(C)(D)	1,434,876
55,697,449	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class X1, 1.490%, 6/25/30(B)(C)(D)	6,028,608
10,743,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class XAM, 1.693%, 6/25/30(B)(C)(D)	1,399,309
19,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K114, Class X3, 2.830%, 8/25/48(B)(C)(D)	3,979,334
21,702,896	FHLMC Multifamily Structured Pass Through Certificates, Ser K115, Class X3, 3.060%, 9/25/48(B)(C)(D)	4,817,900
26,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K116, Class X3, 3.125%, 9/25/47(B)(C)(D)	6,001,315
39,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K117, Class XAM, 1.533%, 9/25/30(B)(C)(D)	4,760,387
24,034,533	FHLMC Multifamily Structured Pass Through Certificates, Ser K118, Class X3, 2.786%, 10/25/48(B)(C)(D)	4,985,601
11,576,808	FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Class X3, 2.835%, 11/25/48(B)(C)(D)	2,460,285
16,073,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X3, 2.868%, 11/25/53(B)(C)(D)	3,527,127
9,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Class X3, 2.722%, 1/25/49(B)(C)(D)	1,991,855
7,569,056	FHLMC Multifamily Structured Pass Through Certificates, Ser K123, Class X3, 2.719%, 2/25/54(B)(C)(D)	1,561,780
9,255,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K124, Class X3, 2.711%, 2/25/49(B)(C)(D)	1,908,707
16,150,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K125, Class X3, 2.746%, 2/25/49(B)(C)(D)	3,421,122
38,058,448	FHLMC Multifamily Structured Pass Through Certificates, Ser K127, Class X3, 2.746%, 3/25/49(B)(C)(D)	8,081,533
14,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Class X3, 2.886%, 4/25/31(B)(C)(D)	3,160,489
35,453,024	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X1, 1.639%, 2/25/35(B)(C)(D)	5,678,525
5,835,659	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X3, 3.806%, 3/25/38(B)(C)(D)	2,194,817
47,397,643	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X1, 1.631%, 5/25/35(B)(C)(D)	7,907,614
18,435,033	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X3, 3.575%, 10/25/38(B)(C)(D)	6,667,680

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 23.5% (Continued)
$34,974,368	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X1, 1.447%, 7/25/35(B)(C)(D)	$ 5,127,375
52,485,811	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X3, 3.397%, 8/25/38(B)(C)(D)	17,876,751
11,201,391	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X3, 2.897%, 12/25/38(B)(C)(D)	3,367,520
54,988,840	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, 0.578%, 2/25/36(B)(C)(D)	2,962,991
5,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X3, 3.198%, 4/25/39(B)(C)(D)	1,665,195
15,100,238	FHLMC Multifamily Structured Pass Through Certificates, Ser K739, Class X3, 2.947%, 11/25/48(B)(C)(D)	2,310,881
16,196,664	FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Class X3, 2.533%, 3/25/49(B)(C)(D)	2,235,180
16,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Class X3, 2.685%, 4/25/28(B)(C)(D)	2,479,446
9,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K743, Class X3, 2.955%, 5/25/28(B)(C)(D)	1,699,267
53,305,373	FRESB 2020-SB81Mortgage Trust, Ser 2020-SB81, Class X1, 1.078%, 10/25/40(B)(C)(D)	4,439,517
33,366,038	FRESB Mortgage Trust, Ser 2020-SB79, Class X1, 1.236%, 7/25/40(B)(C)(D)	2,421,931
45,556,350	FRESB Mortgage Trust, Ser 2021-SB82, Class X1, 1.136%, 10/25/40(B)(C)(D)	3,331,472
57,315,110	FRESB Mortgage Trust, Ser 2021-SB83, Class X1, 0.980%, 1/25/41(B)(C)(D)	3,873,166
34,189,987	FRESB Mortgage Trust, Ser 2021-SB84, Class X1, 0.672%, 1/25/41(B)(C)(D)	1,839,295
57,936,500	FRESB Mortgage Trust, Ser 2021-SB85, Class X1, 0.406%, 3/25/41(B)(C)(D)	2,780,193
70,000,000	FRESB Mortgage Trust, Ser 2021-SB87, Class X1, 0.685%, 4/25/41(B)(C)(D)	3,999,219
67,389,614	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB86, Class X1, 0.471%, 3/25/41(B)(C)(D)	3,115,678
5,069,082	GNMA, Ser 2012-147, Class IO, 0.567%, 4/16/54(B)(C)(D)	97,670
20,215,824	GNMA, Ser 2016-110, Class IO, 0.941%, 5/16/58(B)(C)(D)	1,095,423
26,300,211	GNMA, Ser 2016-158, Class IO, 0.784%, 6/16/58(B)(C)(D)	1,254,123
32,068,665	GNMA, Ser 2016-52, Class IO, 0.814%, 3/16/58(B)(C)(D)	1,458,486
30,021,514	GNMA, Ser 2017-76, Class IO, 0.889%, 12/16/56(B)(C)(D)	1,670,613
22,571,458	GNMA, Ser 2017-94, Class IO, 0.560%, 2/16/59(B)(C)(D)	978,184
	Total Agency Collateralized Mortgage Obligations	$196,668,353
Shares
	Preferred Stocks — 10.6%
	Financials — 7.5%
597,440	AGNC Investment Corp., Ser F, 6.125%(A)	14,965,872
493,052	Annaly Capital Management, Inc., Ser I, 6.750%(A)	13,041,225
128,065	Bank of America Corp., Ser GG, 6.000%(A)	3,506,420
143,024	GMAC Capital Trust I, Ser 2, (3M LIBOR +5.785%), 5.941%, 2/15/40(B)	3,619,937
Shares		MarketValue

	Financials — (Continued)
113,837	Hartford Financial Services Group, Inc. (The), 7.875%, 4/15/42	$ 3,033,756
62,822	JPMorgan Chase & Co., Ser LL, 4.625%(A)	1,672,950
254,594	National Rural Utilities Cooperative Finance Corp., Ser US, 5.500%, 5/15/64	6,970,784
190,088	Reinsurance Group of America, Inc., 6.200%, 9/15/42	5,176,096
136,380	Stifel Financial Corp., 5.200%, 10/15/47	3,609,979
190,829	Virtus AllianzGI Convertible & Income Fund, Ser A, 5.625%(A)	5,056,968
70,650	Wells Fargo & Co., Ser Z, 4.750%(A)	1,847,498
		62,501,485
	Utilities — 2.3%
349,698	Brookfield Renewable Partners LP (Canada), Ser 17, 5.250%(A)	9,162,088
241,181	Duke Energy Corp., Ser A, 5.750%(A)	6,929,130
126,633	Entergy Louisiana LLC, 4.875%, 9/1/66	3,230,408
670	Entergy New Orleans LLC, 5.000%, 12/1/52	17,118
		19,338,744
	Energy — 0.6%
22,839	Enbridge, Inc. (Canada), Ser 1, 5.949%(A)	511,594
90,996	Enbridge, Inc. (Canada), Ser 5, 5.375%(A)	1,956,414
46,849	Enbridge, Inc. (Canada), Ser J, 4.887%(A)	994,604
32,865	Enbridge, Inc. (Canada), Ser L, 4.959%(A)	701,339
40,477	Energy Transfer LP, Ser E, 7.600%(A)	1,011,925
		5,175,876
	Communication Services — 0.2%
69,235	AT&T, Inc. , 5.350%, 11/1/66	1,852,036
	Total Preferred Stocks	$88,868,141
	Investment Funds — 9.0%
631,461	BlackRock Corporate High Yield Fund, Inc.±†	7,779,600
73,745	BlackRock Credit Allocation Income Trust±†	1,149,685
85,719	BlackRock Debt Strategies Fund, Inc.±†	981,483
94,038	BlackRock Ltd. Duration Income Trust±†	1,600,527
42,634	BlackRock Municipal Income Trust±†	658,269
110,000	BlackRock MuniHoldings Fund, Inc.±	1,845,800
444,552	BlackRock MuniVest Fund, Inc.±†	4,276,590
87,952	BlackRock MuniYield Quality Fund III, Inc.±†	1,306,087
12,837	Cohen & Steers Ltd. Duration Preferred & Income Fund, Inc.±†	351,605
149,291	Eaton Vance Municipal Bond Fund±	2,042,301
99,219	First Trust High Income Long/Short Fund±†	1,562,699
26,692	First Trust Intermediate Duration Preferred & Income Fund±†	670,236
482,714	Invesco Municipal Opportunity Trust±†	6,564,910
151,087	Invesco Municipal Trust±†	2,072,914
1,501,838	Invesco Senior Income Trust±†	6,698,197
392,823	Invesco Trust for Investment Grade Municipals±	5,507,378
325,786	Nuveen AMT-Free Quality Municipal Income Fund±†	5,114,840
1,538,241	Nuveen Credit Strategies Income Fund±†	10,383,127
104,375	Nuveen Preferred & Income Opportunities Fund±†	1,041,662
115,860	Nuveen Preferred & Income Securities Fund±†	1,153,966
262,331	Nuveen Quality Municipal Income Fund±†	4,199,919
248,476	Wells Fargo Income Opportunities Fund±	2,184,104
924,038	Western Asset High Income Opportunity Fund, Inc.±	4,878,921
117,465	Western Asset High Yield Defined Opportunity Fund, Inc.±†	1,843,026
	Total Investment Funds	$75,867,846

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	U.S. Treasury Obligations — 8.5%
$70,000,000	U.S. Treasury Note, 2.500%, 1/15/22	$ 70,916,016
	Commercial Mortgage-Backed Securities — 3.0%
29,904,794	BANK, Ser 2020-BN26, Class XA, 1.351%, 3/15/63(B)(C)(D)	2,580,251
2,675,881	Harvest Commercial Capital Loan Trust, Ser 2019-1, Class A, 144a, 3.290%, 9/25/46(B)(D)	2,689,535
4,887,795	Sutherland Commercial Mortgage Trust, Ser 2021-SB10, Class A, 144a, 1.550%, 12/25/41(B)(D)	4,903,423
4,932,004	VCC Trust, Ser 2020-MC1, Class A, 144a, 4.500%, 6/25/45(B)(D)	4,941,250
4,646,931	Velocity Commercial Capital Loan Trust, Ser 2019-2, Class A, 144a, 3.130%, 7/25/49(B)(D)	4,732,155
5,124,719	Velocity Commercial Capital Loan Trust, Ser 2020-1, Class AFX, 144a, 2.610%, 2/25/50(B)(D)	5,218,156
	Total Commercial Mortgage-Backed Securities	$25,064,770
	Asset-Backed Securities — 2.3%
276,441	Arivo Acceptance Auto Loan Receivables Trust, Ser 2019-1, Class A, 144a, 2.990%, 7/15/24	279,458
5,000,000	Carvana Auto Receivables Trust, Ser 2021-P2, Class A1, 0.129%, 7/10/22	4,999,699
60,078	Conseco Finance Corp., Ser 1998-4, Class A7, 6.870%, 4/1/30(B)(D)	60,685
345,262	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	381,821
3,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-1A, Class D, 144a, (3M LIBOR +6.000%), 6.155%, 4/20/29(B)	3,013,830
5,327,911	PRPM LLC, Ser 2020-1A, Class A1, 144a, 2.981%, 2/25/25(B)(D)	5,351,636
4,781,871	VCAT LLC, Ser 2020-NPL1, Class A1, 144a, 3.671%, 8/25/50(B)(D)	4,804,926
	Total Asset-Backed Securities	$18,892,055
	Non-Agency Collateralized Mortgage Obligations — 2.2%
67,432	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)(D)	68,406
5,480	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 1.874%, 12/25/32(B)	5,460
147,371	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 2.529%, 9/25/34(B)(D)	151,702
4,582,964	New Residential Mortgage Loan Trust, Ser 2020-RPL2, Class A1, 144a, 3.578%, 8/25/25(B)(D)	4,668,023
2,640,749	PRPM LLC, Ser 2020-2, Class A1, 144a, 3.671%, 8/25/25(B)(D)	2,658,593
9,768	RALI Series Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	9,193
11,108,542	Redwood Funding Trust, Ser 2020-1, Class A, 144a, 4.750%, 7/27/59(B)(D)	11,139,852
	Total Non-Agency Collateralized Mortgage Obligations	$18,701,229
Shares		MarketValue
	Short-Term Investment Funds — 8.7%
69,588,613	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	$ 69,588,613
3,540,008	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	3,540,008
	Total Short-Term Investment Funds	$73,128,621
	Total Investment Securities—99.5% (Cost $800,179,524)	$833,804,469
	Other Assets in Excess of Liabilities — 0.5%	4,231,285
	Net Assets — 100.0%	$838,035,754
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2021.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
±	Closed-end Fund.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2021 was $3,422,459.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities were valued at $105,893,485 or 12.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Flexible Income Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$265,697,438	$—	$265,697,438
Agency Collateralized Mortgage Obligations	—	196,668,353	—	196,668,353
Preferred Stocks	88,356,547	511,594	—	88,868,141
Investment Funds	75,867,846	—	—	75,867,846
U.S. Treasury Obligations	—	70,916,016	—	70,916,016
Commercial Mortgage-Backed Securities	—	25,064,770	—	25,064,770
Asset-Backed Securities	—	18,892,055	—	18,892,055
Non-Agency Collateralized Mortgage Obligations	—	18,701,229	—	18,701,229
Short-Term Investment Funds	73,128,621	—	—	73,128,621
Total	$237,353,014	$596,451,455	$—	$833,804,469
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Focused Fund – June 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 98.3%
	Information Technology — 22.5%
433,946	Apple, Inc.	$ 59,433,244
115,125	International Business Machines Corp.	16,876,174
300,854	Microsoft Corp.	81,501,349
301,029	Oracle Corp.	23,432,098
131,486	salesforce.com, Inc.*	32,118,085
194,754	Smartsheet, Inc. - Class A*	14,084,609
183,412	SS&C Technologies Holdings, Inc.	13,216,669
114,131	Texas Instruments, Inc.	21,947,391
73,664	Workday, Inc. - Class A*	17,586,543
		280,196,162
	Communication Services — 16.6%
30,247	Alphabet, Inc. - Class C*	75,808,661
471,905	Comcast Corp. - Class A	26,908,023
205,333	Facebook, Inc. - Class A*	71,396,338
289,405	Fox Corp. - Class A	10,745,608
39,402	Netflix, Inc.*	20,812,530
		205,671,160
	Consumer Discretionary — 15.3%
81,610	Alibaba Group Holding Ltd. (China) ADR*	18,507,516
15,338	Amazon.com, Inc.*	52,765,174
184,959	Choice Hotels International, Inc.	21,984,227
101,262	Cracker Barrel Old Country Store, Inc.	15,033,356
124,091	Floor & Decor Holdings, Inc. - Class A*	13,116,419
339,477	frontdoor, Inc.*	16,912,744
161,163	Hilton Worldwide Holdings, Inc.*	19,439,481
198,186	JD.com, Inc. (China) ADR*	15,817,225
465,105	Trip.com Group Ltd. (China) ADR*	16,492,623
		190,068,765
	Financials — 12.8%
861,071	Bank of America Corp.	35,501,957
152,113	Berkshire Hathaway, Inc. - Class B*	42,275,245
120,012	Goldman Sachs Group, Inc. (The)	45,548,155
88,194	LPL Financial Holdings, Inc.	11,904,426
97,938	Signature Bank	24,058,470
		159,288,253
	Health Care — 10.3%
126,709	AmerisourceBergen Corp.	14,506,913
315,628	Bristol-Myers Squibb Co.	21,090,263
147,455	HCA Healthcare, Inc.	30,484,847
191,981	Johnson & Johnson	31,626,950
76,711	UnitedHealth Group, Inc.	30,718,153
		128,427,126
	Industrials — 10.2%
115,742	Allegiant Travel Co.*	22,453,948
50,188	Deere & Co.	17,701,810
284,923	Hexcel Corp.*	17,779,195
119,016	Hubbell, Inc.	22,236,949
Shares		Market Value

	Industrials — (Continued)
55,696	Parker-Hannifin Corp.	$ 17,104,799
344,391	Raytheon Technologies Corp.	29,379,996
		126,656,697
	Consumer Staples — 4.1%
170,953	Coca-Cola Femsa SAB de CV (Mexico) ADR	9,048,542
223,361	Monster Beverage Corp.*	20,404,027
213,062	Philip Morris International, Inc.	21,116,575
		50,569,144
	Real Estate — 3.8%
314,841	Americold Realty Trust REIT	11,916,732
181,925	Jones Lang LaSalle, Inc.*	35,559,060
		47,475,792
	Materials — 1.4%
227,014	DuPont de Nemours, Inc.	17,573,154
	Energy — 1.3%
251,542	Exxon Mobil Corp.	15,867,269
	Total Common Stocks	$1,221,793,522
	Short-Term Investment Fund — 1.6%
20,056,036	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	20,056,036
	Total Investment Securities—99.9% (Cost $640,647,582)	$1,241,849,558
	Other Assets in Excess of Liabilities — 0.1%	750,101
	Net Assets — 100.0%	$1,242,599,659
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,221,793,522	$—	$—	$1,221,793,522
Short-Term Investment Fund	20,056,036	—	—	20,056,036
Total	$1,241,849,558	$—	$—	$1,241,849,558
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Global ESG Equity Fund – June 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 99.3%
	United States — 54.6%
	Communication Services — 3.6%
73,292	Facebook, Inc. - Class A*	$ 25,484,361
	Consumer Discretionary — 3.4%
3,143	Amazon.com, Inc.*	10,812,423
112,312	Kohl's Corp.	6,189,514
61,847	Ralph Lauren Corp.	7,286,195
	Financials — 12.8%
234,129	Arch Capital Group Ltd.*	9,116,983
213,613	Discover Financial Services	25,268,282
642,699	First Horizon Corp.	11,105,839
129,401	Globe Life, Inc.	12,325,445
150,733	Reinsurance Group of America, Inc.	17,183,562
69,561	Willis Towers Watson PLC	16,000,421
	Health Care — 9.2%
32,764	Alnylam Pharmaceuticals, Inc.*	5,554,153
69,500	Becton Dickinson & Co.	16,901,705
59,356	BioMarin Pharmaceutical, Inc.*	4,952,665
71,052	Bridgebio Pharma, Inc.*	4,331,330
44,748	Eli Lilly & Co.	10,270,561
108,267	Ionis Pharmaceuticals, Inc.*	4,318,771
71,636	Medtronic PLC	8,892,177
50,355	Neurocrine Biosciences, Inc.*	4,900,548
10,438	Regeneron Pharmaceuticals, Inc.*	5,830,040
	Industrials — 4.9%
223,366	Carrier Global Corp.	10,855,588
41,054	Deere & Co.	14,480,156
29,287	United Rentals, Inc.*	9,342,846
	Information Technology — 18.4%
93,484	Apple, Inc.	12,803,569
101,958	Applied Materials, Inc.	14,518,819
77,065	Fidelity National Information Services, Inc.	10,917,799
42,589	First Solar, Inc.*	3,854,730
86,710	II-VI, Inc.*	6,294,279
41,502	Keysight Technologies, Inc.*	6,408,324
147,270	Micron Technology, Inc.*	12,515,005
131,689	Microsoft Corp.	35,674,550
63,857	New Relic, Inc.*	4,276,503
74,213	TE Connectivity Ltd.	10,034,340
44,770	Visa, Inc. - Class A	10,468,121
16,282	WEX, Inc.*	3,157,080
	Materials — 1.2%
24,545	Martin Marietta Materials, Inc.	8,635,177
	Real Estate — 1.1%
397,932	Medical Properties Trust, Inc. REIT	7,998,433
	Total United States	388,960,294
	Germany — 8.4%
	Consumer Discretionary — 1.5%
73,449	Continental AG*	10,805,902
	Industrials — 3.1%
320,845	Deutsche Post AG	21,851,059
	Materials — 2.0%
169,292	HeidelbergCement AG	14,534,826
	Real Estate — 1.8%
195,351	Vonovia SE	12,624,663
	Total Germany	59,816,450
Shares		Market Value

	France — 6.4%
	Industrials — 5.6%
259,574	Cie de Saint-Gobain	$ 17,130,805
143,724	Schneider Electric SE	22,657,301
	Materials — 0.8%
33,528	Air Liquide SA	5,879,136
	Total France	45,667,242
	Japan — 6.3%
	Communication Services — 0.8%
10,100	Nintendo Co. Ltd.	5,844,597
	Consumer Discretionary — 4.2%
100,700	Denso Corp.	6,866,885
787,100	Panasonic Corp.	9,063,081
146,200	Sony Group Corp.	14,176,614
	Information Technology — 1.3%
155,400	Hitachi Ltd.	8,905,536
	Total Japan	44,856,713
	Sweden — 4.4%
	Communication Services — 1.3%
692,080	Tele2 AB - Class B†	9,435,781
	Financials — 3.1%
1,091,632	Svenska Handelsbanken AB - Class A	12,322,286
498,226	Swedbank AB - Class A	9,275,438
	Total Sweden	31,033,505
	South Korea — 2.9%
	Communication Services — 1.9%
435,175	KT Corp. ADR	6,070,692
254,670	KT Corp.	7,187,474
	Financials — 1.0%
150,939	KB Financial Group, Inc.	7,491,109
	Total South Korea	20,749,275
	United Kingdom — 2.8%
	Financials — 1.8%
19,581,420	Lloyds Banking Group PLC	12,666,386
	Industrials — 1.0%
279,561	RELX PLC	7,413,035
	Total United Kingdom	20,079,421
	Italy — 2.5%
	Utilities — 2.5%
1,899,183	Enel SpA	17,648,872
	China — 2.0%
	Consumer Discretionary — 2.0%
61,916	Alibaba Group Holding Ltd. ADR*	14,041,311
	Switzerland — 1.7%
	Health Care — 1.7%
32,586	Roche Holding AG	12,279,647
	India — 1.7%
	Financials — 1.7%
709,024	ICICI Bank Ltd. ADR*	12,124,310
	Canada — 1.5%
	Financials — 1.0%
52,195	Intact Financial Corp.	7,091,126

Touchstone Global ESG Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 99.3% (Continued)
	Canada — (Continued)
	Materials — 0.5%
63,794	Agnico Eagle Mines Ltd.	$ 3,856,347
	Total Canada	10,947,473
	Singapore — 1.5%
	Financials — 0.7%
567,800	Oversea-Chinese Banking Corp. Ltd.	5,060,088
	Real Estate — 0.8%
3,573,700	CapitaLand Integrated Commercial Trust REIT	5,563,964
	Total Singapore	10,624,052
	Netherlands — 1.4%
	Health Care — 1.4%
207,065	Koninklijke Philips NV	10,277,502
	Thailand — 0.6%
	Industrials — 0.6%
2,343,300	Airports of Thailand PCL	4,538,636
	Denmark — 0.6%
	Industrials — 0.6%
105,767	Vestas Wind Systems A/S	4,128,644
	Total Common Stocks	$707,773,347
	Short-Term Investment Funds — 1.8%
3,267,669	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	3,267,669
9,784,071	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	9,784,071
	Total Short-Term Investment Funds	$13,051,740
	Total Investment Securities — 101.1% (Cost $495,986,275)	$720,825,087
	Liabilities in Excess of Other Assets — (1.1)%	(7,995,385)
	Net Assets — 100.0%	$712,829,702
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2021 was $9,341,420.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$388,960,294	$—	$—	$388,960,294
Germany	—	59,816,450	—	59,816,450
France	—	45,667,242	—	45,667,242
Japan	—	44,856,713	—	44,856,713
Sweden	—	31,033,505	—	31,033,505
South Korea	6,070,692	14,678,583	—	20,749,275
United Kingdom	—	20,079,421	—	20,079,421
Italy	—	17,648,872	—	17,648,872
China	14,041,311	—	—	14,041,311
Switzerland	—	12,279,647	—	12,279,647
India	12,124,310	—	—	12,124,310
Canada	10,947,473	—	—	10,947,473
Singapore	—	10,624,052	—	10,624,052
Netherlands	—	10,277,502	—	10,277,502
Thailand	—	4,538,636	—	4,538,636
Denmark	4,128,644	—	—	4,128,644
Short-Term Investment Funds	13,051,740	—	—	13,051,740
Total	$449,324,464	$271,500,623	$—	$720,825,087
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Growth Opportunities Fund – June 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 99.6%
	Information Technology — 41.6%
112,648	Apple, Inc.	$ 15,428,270
20,770	Applied Materials, Inc.	2,957,648
21,949	Fidelity National Information Services, Inc.	3,109,515
13,597	Global Payments, Inc.	2,549,981
41,560	Lumentum Holdings, Inc.*	3,409,167
21,150	Micron Technology, Inc.*	1,797,327
36,409	Microsoft Corp.	9,863,198
4,542	NVIDIA Corp.	3,634,054
15,600	PayPal Holdings, Inc.*	4,547,088
17,218	salesforce.com, Inc.*	4,205,841
7,671	ServiceNow, Inc.*	4,215,598
6,250	Twilio, Inc. - Class A*	2,463,500
22,402	Visa, Inc. - Class A	5,238,036
22,190	Western Digital Corp.*	1,579,262
12,750	Workday, Inc. - Class A*	3,043,935
29,218	Zendesk, Inc.*	4,217,326
		72,259,746
	Health Care — 14.0%
17,795	Ascendis Pharma A/S (Denmark) ADR*	2,340,932
4,525	Bio-Rad Laboratories, Inc. - Class A*	2,915,412
57,910	Boston Scientific Corp.*	2,476,232
5,300	DexCom, Inc.*	2,263,100
22,280	Haemonetics Corp.*	1,484,739
7,450	Humana, Inc.	3,298,264
13,400	ICON PLC (Ireland)*	2,769,914
31,540	Pacira BioSciences, Inc.*	1,913,847
5,772	Thermo Fisher Scientific, Inc.	2,911,801
25,160	Turning Point Therapeutics, Inc.*	1,962,983
		24,337,224
	Communication Services — 13.6%
4,446	Alphabet, Inc. - Class A*	10,856,198
24,909	Facebook, Inc. - Class A*	8,661,108
27,530	Live Nation Entertainment, Inc.*	2,411,353
168,600	Zynga, Inc. - Class A*	1,792,218
		23,720,877
	Consumer Discretionary — 13.2%
3,667	Amazon.com, Inc.*	12,615,067
18,790	Darden Restaurants, Inc.	2,743,152
59,500	MGM Resorts International	2,537,675
58,081	National Vision Holdings, Inc.*	2,969,681
47,740	Tapestry, Inc.*	2,075,735
		22,941,310
	Industrials — 8.5%
22,790	Advanced Drainage Systems, Inc.	2,656,630
18,791	AMETEK, Inc.	2,508,599
32,099	ITT, Inc.	2,939,947
Shares		Market Value

	Industrials — (Continued)
4,723	TransDigm Group, Inc.*	$ 3,057,151
16,247	Union Pacific Corp.	3,573,203
		14,735,530
	Financials — 4.6%
21,327	American Financial Group, Inc.	2,659,904
27,860	Morgan Stanley	2,554,483
57,690	Synchrony Financial	2,799,119
		8,013,506
	Consumer Staples — 1.7%
7,280	Costco Wholesale Corp.	2,880,478
	Real Estate — 1.6%
58,730	Spirit Realty Capital, Inc. REIT	2,809,643
	Energy — 0.8%
47,140	Devon Energy Corp.	1,376,017
	Total Common Stocks	$173,074,331
	Short-Term Investment Fund — 0.5%
941,703	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	941,703
	Total Investment Securities—100.1% (Cost $93,747,090)	$174,016,034
	Liabilities in Excess of Other Assets — (0.1%)	(154,641)
	Net Assets — 100.0%	$173,861,393
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$173,074,331	$—	$—	$173,074,331
Short-Term Investment Fund	941,703	—	—	941,703
Total	$174,016,034	$—	$—	$174,016,034
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Growth Fund – June 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 99.1%
	Information Technology — 32.2%
267,912	Cognizant Technology Solutions Corp. - Class A	$ 18,555,585
103,925	FleetCor Technologies, Inc.*	26,611,036
151,372	Fortinet, Inc.*	36,055,297
162,247	Global Payments, Inc.	30,427,802
46,924	HubSpot, Inc.*	27,343,553
637,093	Juniper Networks, Inc.	17,424,494
382,144	Lightspeed POS, Inc. (Canada)*	31,951,060
190,718	Microchip Technology, Inc.	28,558,113
109,445	Nice Ltd. (Israel) ADR*	27,083,260
719,518	Nutanix, Inc. - Class A*	27,499,978
85,269	Palo Alto Networks, Inc.*	31,639,062
176,984	Splunk, Inc.*	25,588,347
140,636	Teradyne, Inc.	18,839,599
77,118	Twilio, Inc. - Class A*	30,396,831
295,767	Western Digital Corp.*	21,049,737
182,127	Xilinx, Inc.	26,342,849
329,922	Zendesk, Inc.*	47,620,941
		472,987,544
	Health Care — 19.6%
205,591	Ascendis Pharma A/S (Denmark) ADR*	27,045,496
240,364	BioMarin Pharmaceutical, Inc.*	20,055,972
49,748	Cooper Cos., Inc. (The)	19,713,640
59,945	DexCom, Inc.*	25,596,515
160,530	ICON PLC (Ireland)*	33,183,156
52,848	IDEXX Laboratories, Inc.*	33,376,155
90,846	Insulet Corp.*	24,938,136
14,107	Mettler-Toledo International, Inc.*	19,542,991
342,226	Oak Street Health, Inc.*	20,044,177
164,387	Quest Diagnostics, Inc.	21,694,152
249,791	Rocket Pharmaceuticals, Inc.*	11,063,243
200,011	Seagen, Inc.*	31,577,737
		287,831,370
	Industrials — 16.6%
179,270	AMETEK, Inc.	23,932,545
446,815	AZEK Co., Inc. (The)*	18,971,765
220,187	Copart, Inc. *	29,027,252
99,720	IDEX Corp.	21,943,386
102,872	Rockwell Automation, Inc.	29,423,449
44,781	Teledyne Technologies, Inc.*	18,755,626
167,827	Trane Technologies PLC	30,903,664
48,644	TransDigm Group, Inc.*	31,486,775
181,418	TransUnion	19,921,511
169,536	Waste Connections, Inc.	20,247,684
		244,613,657
	Consumer Discretionary — 12.2%
30,978	Chipotle Mexican Grill, Inc.*	48,026,433
112,166	Expedia Group, Inc.*	18,362,696
244,508	Ross Stores, Inc.	30,318,992
745,201	Tapestry, Inc.*	32,401,339
79,865	Ulta Beauty, Inc.*	27,614,921
2,372	Vail Resorts, Inc.*	750,785
136,781	Williams-Sonoma, Inc.	21,837,087
		179,312,253
Shares		Market Value

	Financials — 7.3%
196,581	Arthur J Gallagher & Co.	$ 27,537,066
152,319	LPL Financial Holdings, Inc.	20,560,019
52,647	MSCI, Inc.	28,065,063
648,111	Synchrony Financial	31,446,346
		107,608,494
	Communication Services — 6.6%
642,367	Fox Corp. - Class A	23,851,087
305,030	Live Nation Entertainment, Inc.*	26,717,577
53,652	Roku, Inc.*	24,639,681
125,047	Take-Two Interactive Software, Inc.*	22,135,820
		97,344,165
	Real Estate — 1.7%
82,552	Essex Property Trust, Inc. REIT	24,766,426
	Energy — 1.5%
772,992	Devon Energy Corp.	22,563,636
	Materials — 1.4%
132,772	Celanese Corp.	20,128,235
	Total Common Stocks	$1,457,155,780
	Short-Term Investment Fund — 1.0%
15,336,673	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	15,336,673
	Total Investment Securities—100.1% (Cost $987,743,362)	$1,472,492,453
	Liabilities in Excess of Other Assets — (0.1%)	(1,625,463)
	Net Assets — 100.0%	$1,470,866,990
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,457,155,780	$—	$—	$1,457,155,780
Short-Term Investment Fund	15,336,673	—	—	15,336,673
Total	$1,472,492,453	$—	$—	$1,472,492,453
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets Growth Fund – June 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 98.8%
	China — 32.3%
	Communication Services — 8.8%
1,039,652	Kanzhun Ltd. ADR*†	$ 41,222,202
4,508,300	Tencent Holdings Ltd.	339,441,223
3,591,328	Tencent Music Entertainment Group ADR*	55,593,758
	Consumer Discretionary — 16.3%
1,345,062	Alibaba Group Holding Ltd. ADR*	305,033,161
8,904,500	ANTA Sports Products Ltd.	208,995,081
7,551,000	Haidilao International Holding Ltd., 144a†	39,761,165
2,282,619	JD Health International, Inc., 144a*†	32,602,679
6,781,269	New Oriental Education & Technology Group, Inc. ADR*	55,538,593
941,068	Prosus NV	92,194,173
2,247,598	Trip.com Group Ltd. ADR*	79,699,825
	Consumer Staples — 1.5%
3,782,353	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	75,396,746
	Health Care — 5.7%
3,699,150	Hangzhou Tigermed Consulting Co. Ltd., 144a	86,696,953
10,782,000	Wuxi Biologics Cayman, Inc., 144a*	197,421,579
	Total China	1,609,597,138
	India — 22.0%
	Consumer Discretionary — 4.3%
3,131,527	Jubilant Foodworks Ltd.*	129,925,770
3,682,246	Titan Co. Ltd.	85,941,754
	Consumer Staples — 2.3%
2,352,976	Britannia Industries Ltd.	115,631,782
	Financials — 9.8%
2,206,109	Bajaj Finance Ltd.*	178,934,766
11,620,302	Bandhan Bank Ltd., 144a*	51,742,745
6,976,444	HDFC Bank Ltd.	140,909,271
14,205,402	ICICI Prudential Life Insurance Co. Ltd., 144a	117,210,833
	Health Care — 4.2%
4,251,364	Apollo Hospitals Enterprise Ltd.	207,174,346
	Materials — 1.4%
1,703,367	Asian Paints Ltd.	68,671,252
	Total India	1,096,142,519
	Taiwan — 15.3%
	Communication Services — 9.0%
1,622,700	Sea Ltd. ADR*	445,593,420
	Information Technology — 6.3%
2,620,670	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	314,899,707
	Total Taiwan	760,493,127
	Argentina — 8.4%
	Consumer Discretionary — 6.7%
212,959	MercadoLibre, Inc.*	331,745,401
	Information Technology — 1.7%
394,488	Globant SA*	86,463,880
	Total Argentina	418,209,281
	Brazil — 6.9%
	Consumer Staples — 0.9%
9,187,600	Raia Drogasil SA	45,810,543
	Financials — 2.4%
2,798,519	XP, Inc. - Class A*	121,875,503
	Industrials — 1.3%
5,026,915	Localiza Rent a Car SA	64,683,453
Shares		Market Value

	Brazil — (Continued)
	Information Technology — 2.3%
2,025,642	Pagseguro Digital Ltd. - Class A*	$ 113,273,901
	Total Brazil	345,643,400
	Russia — 4.1%
	Communication Services — 4.1%
2,905,229	Yandex NV - Class A*	205,544,952
	Hong Kong — 3.6%
	Financials — 2.5%
10,287,600	AIA Group Ltd.	127,623,632
	Health Care — 1.1%
1,347,208	Hutchison China Ltd. ADR*	52,904,858
	Total Hong Kong	180,528,490
	Kazakhstan — 2.1%
	Financials — 2.1%
972,038	Kaspi.KZ JSC GDR	103,036,028
	Indonesia — 1.4%
	Financials — 1.4%
33,240,300	Bank Central Asia Tbk PT	69,129,981
	Poland — 1.1%
	Communication Services — 0.4%
414,291	CD Projekt SA	20,126,927
	Consumer Discretionary — 0.7%
2,067,191	Allegro.eu SA, 144a*	35,575,419
	Total Poland	55,702,346
	Thailand — 1.0%
	Consumer Staples — 1.0%
27,325,600	CP ALL PCL	51,191,286
	Vietnam — 0.6%
	Real Estate — 0.6%
20,458,144	Vincom Retail JSC*	28,227,083
	Total Common Stocks	$4,923,445,631
Principal Amount
Corporate Bonds — 0.0%
India — 0.0%
Consumer Staples — 0.0%
$66,757,420	Britannia Industries Ltd., 5.500%, 6/3/24	908,325
Shares
	Short-Term Investment Funds — 3.4%
121,405,730	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	121,405,730
47,418,335	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	47,418,335
	Total Short-Term Investment Funds	$168,824,065
	Total Investment Securities — 102.2% (Cost $3,489,869,170)	$5,093,178,021
	Liabilities in Excess of Other Assets — (2.2)%	(108,399,599)
	Net Assets — 100.0%	$4,984,778,422
*	Non-income producing security.
**	Represents collateral for securities loaned.

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2021 was $45,553,011.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
JSC – Joint Stock Company
PCL – Public Company Limited
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities were valued at $561,011,373 or 11.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$537,087,538	$1,072,509,599	$—	$1,609,597,137
India	—	1,096,142,520	—	1,096,142,520
Taiwan	760,493,127	—	—	760,493,127
Argentina	418,209,281	—	—	418,209,281
Brazil	345,643,400	—	—	345,643,400
Russia	205,544,952	—	—	205,544,952
Hong Kong	52,904,858	127,623,632	—	180,528,490
Kazakhstan	103,036,028	—	—	103,036,028
Indonesia	—	69,129,981	—	69,129,981
Poland	35,575,419	20,126,927	—	55,702,346
Thailand	—	51,191,286	—	51,191,286
Vietnam	—	28,227,083	—	28,227,083
Corporate Bonds	—	908,325	—	908,325
Short-Term Investment Funds	168,824,065	—	—	168,824,065
Total	$2,627,318,668	$2,465,859,353	$—	$5,093,178,021
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
June 30, 2021 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2021, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended June 30, 2021.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.

Notes to Portfolios of Investments (Unaudited) (Continued)
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.